YORKTOWN MID-CAP FUND
YORKTOWN MID-CAP FUND
INVESTMENT OBJECTIVE-
The Fund seeks long term capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in API/Yorktown Funds. More information about these and other discounts is available from your financial professional and in the “How To Reduce Your Sales Charges” Section on page __ of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - YORKTOWN MID-CAP FUND - USD ($)		Class A		Class L	Class C		Institutional Class
Maximum sales charge (load) imposed on purchases (as percentage of offering price)		5.75%		none	none		none
Maximum deferred sales charges (load) (as a percentage of the lesser of original purchase price or redemption proceeds)		1.00%	[1]	none	1.00%	[2]	none
Maximum Account fee (for accounts under $500)	[3]	$ 25		$ 25	$ 25		$ 25
[1]	Large purchases of Class A shares (greater than $1million) are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 18 months after purchase, unless the dealer, at its discretion, has waived the commision advance paid by the Distributor.
[2]	Shares are generally subject to a CDSC of 1.00% if the shares are redeemed during the first 13 months after purchase, unless the dealer, at its discretion, has waived the commision advance paid by the Distributor.
[3]	/yr

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses - YORKTOWN MID-CAP FUND		Class A	Class L	Class C	Institutional Class
Management Fee		1.15%	1.15%	1.15%	1.15%
Distribution/Service (12b-1 Fees)		0.25%	1.00%	1.00%	none
Other Expenses	[1]	0.38%	0.38%	0.38%	0.38%
Total Annual Fund Operating Expenses	[2]	1.78%	2.53%	2.53%	1.53%
Fee Waivers and/or expense reimbursements	[3]	(0.28%)	(0.28%)	(0.28%)	(0.28%)
Total Annual Fund Operating Expenses		1.50%	2.25%	2.25%	1.25%
[1]	“Other Expenses” are estimated for the Fund’s first year of operations based on other similar series in the API Funds, and actual expenses may differ.
[2]	(before fee waivers and/or expense reimbursements)
[3]	In the interest of limiting expenses of the Fund, the Adviser has entered into a five year contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, for the first five fiscal years of the Fund's operations, the Adviser has agreed to waive or limit its fees and assume other expenses of the Fund (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the Fund's ratio of total annual operating expenses is limited to 1.50% for Class A Shares, 2.25% for Class L Shares, 2.25% for Class C Shares, and 1.25% for Institutional Class Shares. The Adviser is entitled to the reimbursement of fees waived or reimbursed by the Adviser to the Fund subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the Fund's annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 90 days notice, or if the Adviser ceases to serve as adviser to the Fund. The Adviser is entitled to reimbursement of fees waived or expenses assumed subject to the limitations that (i) the reimbursements is made for fees waived or expenses incurred not more than three years prior to the date of the reimbursement and (ii) the reimbursement may not be made if it would cause the Fund's annual expense limitation to be exceeded for each Share Class. Further, any recoupments will be subject to any lower expenses limitations that have been later implemented by the Board.

EXAMPLE:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - YORKTOWN MID-CAP FUND - USD ($)	1 Year	3 Years
Class A Shares	718	1,021
Class C Shares	328	703
Class L Shares	228	703
Institutional Class Shares	127	397

Expense Example, No Redemption	1 Year	3 Years
YORKTOWN MID-CAP FUND | Class C Shares | USD ($)	228	703

The Example does not reflect sales charges (loads) on reinvested dividends and other distributions. If these sales charges (loads) were included, your costs would be higher.
PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. This is a new fund without an operating history, so portfolio turnover information is not yet available.
PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in stocks of medium capitalized (“mid cap”) companies. The Fund invests primarily in a diversified portfolio of equity securities, including common stocks and other forms of equity investments (e.g., securities convertible into common stocks), of domestic mid cap companies that are expected to exhibit quality growth characteristics or offer a long-term investment value. For purposes of the Fund, the Investment Manager considers a company to be a mid cap company if it has a market capitalization no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the Russell Midcap Index at the time of the Fund’s investment. Securities of companies whose market capitalizations no longer meet this definition after purchase may continue to be held in the Fund. To a limited extent, the Fund may also purchase stocks of companies with business characteristics similar to mid cap companies, but that may have market capitalizations above the market capitalization of the largest member, or below the market capitalization of the smallest member, of the Russell Midcap Index.

The Russell Midcap Index measures the performance of the 800 companies with the lowest market capitalizations in the Russell 1000 Index. The companies in the Russell Midcap Index are considered representative of mid cap companies. The size of companies in the Russell Midcap Index may change with market conditions. In addition, changes to the composition of the Russell Midcap Index can change the market capitalization range of companies included in the index. As of January 1, 2016, the Russell Midcap Index included securities issued by companies that ranged in size between $2.4 billion to $28.7 billion.

The Fund will invest in both “value” and growth” stocks. The Fund’s Investment Manager will provide a growth oriented investment portfolio and a value oriented investment portfolio for the Fund. The Fund’s Adviser will determine the Fund’s allocation of its assets to “value” and “growth”, and will re-balance that allocation from time to time as it deems necessary.

In choosing investments in the “value” segment of the Fund, the Investment Manager performs fundamental company analysis and focuses on stock selection. The Investment Manager evaluates the extent to which a company meets the following criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company’s current market value should reflect a material discount from the Investment Manager’s estimate of the company’s value, (b) the company should have some distinctive attribute that cannot easily be duplicated by present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company should have a reasonable expectation of improving its level of profitability, free cash flow, and return on invested capital over a three-year investment horizon, (d) the company should have a capable and skilled management team with a reasonable probability of successfully executing a clearly articulated and logical business strategy focused on creating shareholder value, (e) the company should have a relatively simple, clean financial structure and adhere to conservative and straightforward accounting practices, and (f) there should be the likelihood that management will be able to successfully execute a corporate transformation with a focus on improving cash flow and returns within a three-year investment horizon.

In choosing investments in the “growth” segment of the Fund, the Investment Manager performs fundamental company analysis and focuses on stock selection. The Investment Manager evaluates the extent to which a company meets the quality growth criteria set forth below. All of the criteria are evaluated relative to the valuation of the security. The weight given to a particular investment criterion will depend upon the circumstances, and Fund holdings may not meet all of the following criteria: (a) the company should be, or should have the expectation of becoming, a significant provider in the primary markets it serves, (b) the company should have some distinctive attribute relative to present or potential competitors (this may take the form of proprietary products or processes, a unique distribution system, an entrenched brand name or an especially strong financial position relative to its competition), (c) the company should participate in an industry expected to grow rapidly due to economic factors or technological change or should grow through market share gains in its industry and (d) the company should have a strong management team.
PRINCIPAL INVESTMENT RISKS
General Risks. There is a risk that you could lose all or a portion of your investment in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests.

Equity Security Risk. Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

Company Risk. The Fund may invest in securities that involve certain special circumstances that the Investment Manager believes offer the opportunity for long-term capital appreciation. These investments may involve greater risks of loss than investments in securities of well-established companies with a history of consistent operating patterns.

Mid-Sized Company Risk; The securities of mid cap companies may be more volatile and less liquid than the securities of large cap companies. In addition, mid cap companies may be traded in low volumes. This can increase volatility and increase the risk that the Fund will not be able to sell the security on short notice at a reasonable price.

Style Risk: Different investment styles (e.g., value vs. growth, quality bias, market capitalization focus) tend to shift in and out of favor depending on market conditions and investor sentiment, and at times when the investment style used by the Adviser for the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

Allocation Risk. The Fund may lose money if the Adviser over- or under- allocates Fund assets to the “growth” or “value” components of the Fund.

Management Risk. The investment strategies, practices and risk analysis used by the Sub-Adviser may not produce the desired results.
THE FUND’S PAST PERFORMANCE
The Fund is new and therefore does not have a performance history to report. When the Fund has returns for a full calendar year, this prospectus will include performance information which will provide some indication of the risks of investing in the Fund by showing the Fund’s performance and comparing that performance with a broad measure of market performance. The past performance of the Fund (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.apifunds.com and by calling toll-free 888-933-8274.